Unaudited interim condensed consolidated statement of comprehensive (income) loss € in Thousands	6 Months Ended
Jun. 30, 2024 EUR (€)
Unaudited interim condensed consolidated statement of comprehensive (income) loss
Net loss for the period	€ (49,029)
Items that will be reclassified subsequently to profit or loss	(220)
Currency translation differences - equity method	(286)
Currency translation differences	66
Items that will not be reclassified subsequently to profit or loss	74
Remeasurement of defined benefit plans	74
Total comprehensive loss	€ (49,175)